Financial assets at fair value through other comprehensive income (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018		Dec. 31, 2017
Financial assets at fair value through other comprehensive income
Brazilian government securities		R$ 150,818,755
Corporate debt securities		5,975,194
Bank debt securities		5,921,076
Brazilian sovereign bonds		1,564,667
Mutual funds		2,841,361		R$ 0
Marketable equity securities and other stocks		10,929,483
Total		178,050,536	[1]	R$ 0
Amortized cost
Financial assets at fair value through other comprehensive income
Brazilian government securities		146,656,888
Corporate debt securities		5,932,857
Bank debt securities		6,371,576
Brazilian sovereign bonds		1,573,965
Mutual funds		2,856,590
Marketable equity securities and other stocks		11,685,525
Total	[1]	175,077,401
Gross unrealized gains
Financial assets at fair value through other comprehensive income
Brazilian government securities		4,251,206
Corporate debt securities		187,874
Bank debt securities		117,435
Brazilian sovereign bonds		28,832
Mutual funds		1,742
Marketable equity securities and other stocks		682,783
Total	[1]	5,269,872
Gross unrealized losses
Financial assets at fair value through other comprehensive income
Brazilian government securities		(89,339)
Corporate debt securities		(145,537)
Bank debt securities		(567,935)
Brazilian sovereign bonds		(38,130)
Mutual funds		(16,971)
Marketable equity securities and other stocks		(1,438,825)
Total	[1]	R$ (2,296,737)

[1]	In June 2018, the Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$17,022,922 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes, a gain in the amount of R$581,991 thousand.